Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Number of connections	5,000,000
Number of reportable segments	1
Agent liability	$ 57	$ 76
Amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities	64	77	$ 97
Advertising costs	245	231	205
Service	$ 3,081	3,384	3,407
TDS
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
TDS ownership of U.S. Cellular	83.00%
Income taxes receivable		33
Income taxes payable	$ 8
401(k)
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Defined contribution cost	16	15	15
Pension
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Defined contribution cost	$ 11	11	$ 11
Loyalty Rewards Program
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Service		$ 58